Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxation
Net accumulated losses carry forwards	¥ 103,182	¥ 98,161
Accrued payroll and other expenses	13,017	10,966
Advertising expenses in excess of deduction limit	812	6,386
Fair value changes of amounts due to related party	5,019	4,350
Accrued expenses	427	427
Deferred revenue	358	358
Others	1,930	2,390
Deferred tax assets	124,745	123,038
Less: valuation allowance	(124,745)	(123,038)
Deferred tax assets, net
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 8)	(963)	(1,488)
Deferred tax liabilities	¥ (963)	¥ (1,488)